Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 737.9	$ 523.7	$ 284.1
Real Estate Development Project [Member]
Property, Plant and Equipment [Line Items]
Schedule Of Propoerty Plant And Equipment		852.8
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Schedule Of Propoerty Plant And Equipment		2.8
Land [Member]
Property, Plant and Equipment [Line Items]
Schedule Of Propoerty Plant And Equipment		356.5
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Schedule Of Propoerty Plant And Equipment		$ 496.3